Share capital - ELOC (Details)		1 Months Ended		6 Months Ended
	Aug. 28, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 $ / shares
Share capital
Notional amount	$ 25,000,000				$ 25
Value of shares authorized	$ 25,000,000				$ 25
Term of agreement	24 months		24 months
Issuance of shares for ELOC (in shares) | shares	2,328	187,600	187,600
Total consideration		$ 1,891,030	$ 1,891,030
Cash settled issuance costs				$ 92,179
Share settled issuance costs				$ 93,750
Minimum
Share capital
Share issued price per share | $ / shares						$ 7.95
Maximum
Share capital
Share issued price per share | $ / shares						$ 30.38